Goodwill and other Intangibles Assets, Net Goodwill and other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
The following table sets forth the changes in goodwill:

	Silicones	Quartz	Total
Balance as of December 31, 2010	$425	$—	$425
Foreign exchange translation	7	—	7
Balance as of December 31, 2011	432	—	432
Foreign exchange translation	(20)	—	(20)
Balance as of December 31, 2012	$412	$—	$412
Intangible assets as of December 31, 2012 and 2011 consisted of the following:

	Amortization period	Gross amount	Accumulated amortization	Net carrying amount
2012
Amortizing intangible assets:
Customer relationships	15-20 years	$426	$(146)	$280
Trademarks	7-20 years	142	(53)	89
Unpatented technology	20 years	144	(44)	100
Patents and other	10-20 years	38	(14)	24
Total		$750	$(257)	$493
2011
Amortizing intangible assets:
Customer relationships	15-20 years	$429	$(124)	$305
Trademarks	7-20 years	146	(45)	101
Unpatented technology	20 years	149	(38)	111
Patents and other	10-20 years	37	(12)	25
Total		$761	$(219)	$542

Schedule of Expected Amortization Expense [Table Text Block]	The estimated amortization expense for the next five years is as follows:

Year ending December 31:
2013	$44
2014	44
2015	41
2016	41
2017	41